Commodity Taxes Recoverable and Other Receivables	12 Months Ended
Jul. 31, 2021
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity Taxes Recoverable and Other Receivables

8. Commodity Taxes Recoverable and Other Receivables

	July 31, 2021	July 31, 2020
Commodity taxes recoverable	$56	$12,821
Lease receivable - current[1]	107	630
Receivable on conversion of Inner Spirit Holdings Shares (Note 12)	2,698	-
Loan receivable[2]	5,000	-
Other receivables	5,688	3,282
Total	$13,549	$16,733
[1] A related party capital lease receivable related to Truss Limited Partnership (Note 29).

[2] A short term bridge loan issued to 48North who was subsequently acquired by the Company on September 1, 2021 (Note 38).